Income Taxes - Income Tax Benefit (Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Normal taxation	$ 242	$ 190	$ 234
Prior year (over) under provision	1	(9)	(5)
Deferred tax expense (income) [abstract]
Impact of statutory tax rate change	(1)	(2)	0
Taxation	128	108	189
South Africa
Major components of tax expense (income) [abstract]
Normal taxation	0	1	1
Prior year (over) under provision	(2)	0	(3)
Deferred tax expense (income) [abstract]
Impairment and disposal of tangible assets	(47)	(72)	0
Other temporary differences	(34)	(62)	12
Prior year (over) under provision	(2)	15	25
Impact of estimated deferred tax rate change	(23)	31	0
Taxation	(108)	(87)	35
Foreign taxation
Major components of tax expense (income) [abstract]
Normal taxation	243	201	246
Prior year (over) under provision	1	(26)	(10)
Deferred tax expense (income) [abstract]
Other temporary differences	(4)	20	(65)
Prior year (over) under provision	4	2	(17)
Impact of estimated deferred tax rate change	(7)	0	0
Impact of statutory tax rate change	(1)	(2)	0
Taxation	$ 236	$ 195	$ 154